Lease Transactions [Text Block]	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Lease Transactions [Text Block]
7.	LEASE TRANSACTIONS

Lease transaction as a lessee
Right-of-use
assets of finance leases, which are principally related to data processing equipment and included in Premises and equipment in the accompanying consolidated balance sheets, amounted to ¥18,497 million at March 31, 2020. Lease liabilities of these finance leases, which are included in Long-term debt in the accompanying consolidated balance sheets, amounted to ¥25,186 million at March 31, 2020.
Right-of-use
assets of operating leases, which are principally related to office space and equipment are included in Other assets in the accompanying consolidated balance sheets, amounted to ¥393,435 million at March 31, 2020. Lease liabilities of these operating leases, which are included in Other liabilities in the accompanying consolidated balance sheets, amounted to ¥482,813 million at March 31, 2020.
The discount rates used in determining the present value of leases are the MUFG Group’s incremental borrowing rate, developed based upon each lease’s term and currency of payment. The lease term includes options to extend or terminate the lease when it is reasonably certain that the MUFG Group will exercise that option. The MUFG Group ha
s
elected to exclude leases with original terms of less than one year from the operating lease
right-of-use
assets and lease liabilities. The MUFG Group’s lease arrangements that have not yet commenced as of March 31, 2020 are not material. Variable lease costs did not have a material impact on the MUFG Group’s results of operations.
The following table presents profit or loss of lease transactions as a lessee for the fiscal year ended March 31, 2020:

2020
(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥5,455
Interest on lease liabilities	460
Operating lease cost	99,939

The following table presents information of lease transactions as a lessee for the fiscal year ended March 31, 2020:

2020
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥482
Operating cash flows from operating leases	106,103
Financing cash flows from finance leases	7,090
Right-of-use assets obtained in exchange for new finance lease liabilities	12,754
Right-of-use assets obtained in exchange for new operating lease liabilities	46,482
Weighted-average remaining lease term:
Finance leases	4.4 years
Operating leases	9.5 years
Weighted-average discount rate:
Finance leases	0.99%
Operating leases	1.16%

Maturities of lease liabilities as of March 31, 2020 are as follows:

	Finance leases	Operating leases
	(in millions)
2021	¥7,835	¥107,270
2022	6,794	80,460
2023	4,755	57,057
2024	3,073	40,902
2025	1,304	35,827
2026 and thereafter	2,655	195,540

Total undiscounted cash flows	26,416	517,056
Difference between undiscounted and discounted cash flows	(1,230)	(34,243)

Amount on balance sheet	¥25,186	¥482,813

Lease transactions as a lessor
As part of its financing activities, the MUFG Group enters into leasing arrangements
with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of various types of data processing equipment, office equipment and transportation equipment. Direct financing leases are presented in loans. In certain case, the MUFG Group requests lessees to deposit in advance an amount nearly equal or equal to the residual value of leased assets.
The following table presents profit or loss of lease transactions as a lessor for the fiscal year ended March 31, 2020:

2020
(in millions)
Direct f inancing leases:
Finance income on net investment	¥119,010
Operating leases:
Lease income	7,856

Total	¥126,866

Finance income on net investment is included in Interest income—Loans, including fees in the consolidated statements of income. Lease income from operating lease transactions is included in Other non-interest
income in the consolidated statements of income.
The following table presents the components of direct financing lease transactions as of March 31, 2020.

2020
(in millions)
Lease receivables (undiscounted)	¥2,193,360
Adjustments:
Discounted unguaranteed residual value	15,515
Initial direct cost on direct financing leases	29,562
Deferred selling profit	(364,206)

Net investment in direct financing leases	¥1,874,231

The following table presents maturity of the lease payment receivables of direct financing lease transactions as of March 31, 2020:

Lease receivables
(in millions)
2021	¥567,342
2022	485,810
2023	382,135
2024	295,263
2025	207,067
2026 and thereafter	255,743

Total undiscounted cash flows	2,193,360
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(319,129)

Amount on balance sheet	¥1,874,231